Document and Entity Information	Feb. 15, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001633336
Document Type	8-K
Document Period End Date	Feb. 15, 2024
Entity Registrant Name	Crescent Capital BDC, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	814-01132
Entity Tax Identification Number	47-3162282
Entity Address, Address Line One	11100 Santa Monica Blvd.
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	235-5900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12g Title	Common Stock, $0.001 par value per share
Trading Symbol	CCAP
Security Exchange Name	NASDAQ
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12g Title	5.00% Notes due 2026
Trading Symbol	FCRX
Security Exchange Name	NYSE